Intangible assets - Schedule of Intangible Assets (Details) € in Thousands	6 Months Ended
Jun. 30, 2024 EUR (€)
Disclosure of detailed information about intangible assets
Intangible assets at beginning of period	€ 8
Increases	0
Decreases	0
Transfer	0
Intangible assets at end of period	9
Gross book value of intangible assets
Disclosure of detailed information about intangible assets
Intangible assets at beginning of period	732
Increases	2
Decreases	0
Transfer	0
Intangible assets at end of period	734
Gross book value of intangible assets | Patents
Disclosure of detailed information about intangible assets
Intangible assets at beginning of period	65
Increases	0
Decreases	0
Transfer	0
Intangible assets at end of period	65
Gross book value of intangible assets | Software
Disclosure of detailed information about intangible assets
Intangible assets at beginning of period	667
Increases	2
Decreases	0
Transfer	0
Intangible assets at end of period	669
Accumulated depreciation of intangible assets
Disclosure of detailed information about intangible assets
Intangible assets at beginning of period	(723)
Increases	(2)
Decreases	0
Transfer	0
Intangible assets at end of period	(725)
Accumulated depreciation of intangible assets | Patents
Disclosure of detailed information about intangible assets
Intangible assets at beginning of period	(65)
Increases	0
Decreases	0
Transfer	0
Intangible assets at end of period	(65)
Accumulated depreciation of intangible assets | Software
Disclosure of detailed information about intangible assets
Intangible assets at beginning of period	(659)
Increases	(2)
Decreases	0
Transfer	0
Intangible assets at end of period	€ (660)